Filed pursuant to Rule 497(e)

under the Securities Act of 1933, as amended

File Registration No.: 33-65632

SCHRODER SERIES TRUST

Supplement dated March 15, 2016 to

the Prospectus and Statement of Additional Information, each dated March 1, 2016,

for Schroder Emerging Markets Multi-Sector Bond Fund (the “Fund”)

The following supplements the Fund’s Prospectus (the “Prospectus”) and Statement of Additional Information (the “SAI”) to reflect the resignation of Alexander Moseley, a portfolio manager for the Fund.

The Prospectus and SAI are hereby revised to remove all references to Alexander Moseley.

PRO-SUP-03-2016